Subsequent Events (Details) ₪ in Thousands, $ in Thousands				6 Months Ended
	Aug. 14, 2023	Jul. 01, 2023 ILS (₪) shares	Jul. 01, 2023 USD ($) shares	Jun. 30, 2023 ILS (₪) shares
Subsequent Events (Details) [Line Items]
Consulting fees | ₪				₪ 120
Restricted shares				900,000
Restricted unit percentage				3.00%
Non-adjusting events after reporting period [member]
Subsequent Events (Details) [Line Items]
Consulting agreement years	3 years
Agreement days	90 days
Shares sold		583,335	583,335
Purchase price		₪ 497	$ 134